UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05693 )

Exact name of registrant as specified in charter: Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.3%)(a)

	Shares	Value

Belgium (7.9%)
InBev NV	218,680	$10,240,128
KBC Groupe SA	109,892	11,781,082
Mobistar SA	92,829	6,728,153
Solvay SA	63,533	7,326,181
Umicore NV/SA	54,931	7,597,122
		43,672,666

France (15.8%)
Alstrom (NON)	123,493	10,340,316
BNP Paribas SA	89,612	8,311,199
Christian Dior SA	54,942	5,474,613
Credit Agricole SA	280,942	10,915,468
France Telecom SA	336,485	7,556,646
France Telecom SA 144A	130,539	2,931,593
Renault SA	83,074	8,820,590
Renault SA 144A	5,360	569,111
Schneider Electric SA	44,007	4,744,439
Veolia Environnement	265,563	14,726,610
Vivendi Universal SA	355,968	12,206,641
		86,597,226

Germany (12.2%)
Adidas-Salomon AG	22,779	4,501,798
Allianz AG	86,494	14,436,489
BASF AG	161,919	12,672,234
Henkel KGaA	31,832	3,424,136
Henkel KGaA (Preference)	77,953	9,105,955
Hypo Real Estate Holding	96,810	6,641,844
Schwarz Pharma AG	59,911	4,827,988
Schwarz Pharma AG 144A (NON)	16,200	1,305,493
Siemens AG	111,727	10,400,141
		67,316,078

Greece (1.2%)
Alpha Bank AE	172,460	6,360,463

Ireland (1.7%)
CRH PLC	273,253	9,522,321

Italy (8.0%)
Banca Popolare di Verona e Novara Scrl	259,386	6,854,638
Mediaset SpA	660,921	7,773,224
Saipem SpA	485,718	11,219,552
UniCredito Italiano SpA	2,480,605	17,964,169
		43,811,583

Netherlands (11.4%)
ABN AMRO Holding NV	609,772	18,253,769
Endemol NV (NON)	208,856	3,507,695
Koninklijke (Royal) KPN NV	463,234	5,212,772
Koninklijke (Royal) KPN NV 144A	372,477	4,191,484
Royal Dutch Shell PLC Class A	671,137	20,967,792
Royal Dutch Shell PLC Class B	141,108	4,581,226
SBM Offshore NV	59,894	5,997,036
		62,711,774

Norway (1.8%)
Norsk Hydro ASA	71,714	9,925,662

Spain (4.8%)
Iberdrola SA	381,725	12,304,676
Repsol YPF, SA	490,394	13,908,751
		26,213,427

Sweden (4.0%)
Assa Abloy AB Class B	633,200	11,743,233
Hennes & Mauritz AB Class B	104,040	3,792,256
SKF AB Class B	381,260	6,214,467
		21,749,956

Switzerland (15.1%)

Arpida, Ltd. 144A (NON)	9,740	208,368
Credit Suisse Group	270,118	15,123,714
Julius Baer Holding, Ltd. Class B	144,000	12,994,719
Novartis AG	332,038	18,425,377
Roche Holding AG	100,831	14,979,944
Speedel Holding AG (NON)	11,175	1,539,610
Swiss Re	85,542	5,964,697
Zurich Financial Services AG (NON)	58,531	13,719,953
		82,956,382

United Kingdom (15.4%)
AstraZeneca PLC	246,691	12,407,250
Hilton Group PLC	1,247,803	8,418,212
Punch Taverns PLC	715,941	10,460,956
Reckitt Benckiser PLC	406,002	14,265,659
Schroders PLC	451,151	9,303,107
Tesco PLC	2,457,048	14,062,153
Vodafone Group PLC	7,630,375	15,946,198
		84,863,535

Total common stocks (cost $431,307,884)		$545,701,073

SHORT-TERM INVESTMENTS (0.4%)(a)

	Principal	Value
	amount/shares

U.S. Treasury Bills zero %, April 13, 2006 (SEG)	$667,000	$666,050
Putnam Prime Money Market Fund (e)	1,557,857	1,557,857

Total short-term investments (cost $2,223,907)		$2,223,907

TOTAL INVESTMENTS

Total investments (cost $433,531,791) (b)		$547,924,980

FUTURES CONTRACTS OUTSTANDING at 3/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Dow Jones Euro Stoxx 50 Index (Long)	33	$1,515,743	Jun-06	$12,079
FTSE 100 Index (Long)	12	1,242,451	Jun-06	2,459

Total				$14,538

NOTES

(a) Percentages indicated are based on net assets of $549,619,293.

(b) The aggregate identified cost on a tax basis is $436,826,518, resulting in gross unrealized appreciation and depreciation of $115,242,093 and $4,143,631, respectively, or net unrealized appreciation of $111,098,462.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2006.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $273,599 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $143,325,147 and $152,139,042, respectively.

At March 31, 2006, liquid assets totaling $2,758,194 have been designated as collateral for open futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The fund had the following industry group concentrations greater than 10% at March 31, 2006 (as a percentage of net assets):

Banking	18.2%
Oil and gas	11.0

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 26, 2006